S000016649 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)		2.01%
Bloomberg U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.58%	0.15%		1.59%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		8.08%	0.42%	1.85%
Performance Inception Date				Jun. 30, 2016
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.61%	(0.83%)		1.15%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.58%	(2.45%)		(0.52%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	(1.32%)		0.15%
Class C1
Prospectus [Line Items]
Average Annual Return, Percent		5.86%	(0.83%)		0.95%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.14%	0.33%		1.90%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		7.95%	0.29%		1.87%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.96%	(0.64%)		0.91%

[1]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Bloomberg U.S. Aggregate Index was 1.56%.
[2]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Bloomberg U.S. Mortgage-Backed Securities Index was 1.35%.